Vanguard Variable Annuity

Supplement dated July 15, 2016

to the Prospectus dated May 1, 2016

Issued through TFLIC Separate Account B

By Transamerica Financial Life Insurance Company

The following hereby replaces the Investment Options chart in the Vanguard Variable Annuity prospectus.

Portfolio and Management	Investment Objective
Money Market Portfolio(3) Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining liquidity and a stable share price of $1.

Short-Term Investment-Grade Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining limited price volatility.

Total Bond Market Index Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to track the performance of a broad, market-weighted bond index.

High Yield Bond Portfolio Manager: Wellington Management Company, LLP	seeks to provide a high level of current income.

Conservative Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide current income and low to moderate capital appreciation.

Moderate Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide capital appreciation and a low to moderate level of current income.

Balanced Portfolio Manager: Wellington Management Company, LLP	seeks to provide long-term capital appreciation and reasonable current income.

Equity Income Portfolio Manager: Wellington Management Company, LLP and The Vanguard Group, Inc.	seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Diversified Value Portfolio Manager: Barrow, Hanley, Mewhinney & Strauss, LLC.	seeks to provide long-term capital appreciation and income.

Total Stock Market Index Portfolio Manager: The Vanguard Group, Inc.(2)	seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Equity Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Mid-Cap Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Growth Portfolio Manager: Jackson Square Partners, LLC, Wellington Management Company, LLP, and William Blair Investment Management, LLC	seeks to provide long-term capital appreciation.

Capital Growth Portfolio Manager: PRIMECAP Management Company	seeks to provide long-term capital appreciation.

TFLPSA 072016

Small Company Growth Portfolio Manager: Granahan Investment Management, Inc., The Vanguard Group, Inc. and Arrowpoint Asset Management, LLC	seeks to provide long-term capital appreciation.

International Portfolio Manager: Baillie Gifford Overseas Ltd, and Schroder Investment Management North America Inc.	seeks to provide long-term capital appreciation.

REIT Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Index Group	seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

[1]	The Conservative Allocation Portfolio and Moderate Allocation Portfolio each receive advisory services indirectly by investing in U.S. fixed-income securities; small-, mid-, and large-cap U.S. stocks; foreign fixed-income securities; and foreign stocks.
[2]	The Total Stock Market Index Portfolio receives advisory services indirectly by investing in the Equity Index Portfolio and Extended Market Index Fund.
[3]	Please see disclosure below about recent regulatory reform affecting the Money Market Portfolio.